Related Parties (Details) - Affiliates of CD&R - CD&R transactions - Affiliates of CD&R - CD&R transactions - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2021	Nov. 01, 2020	Oct. 31, 2021	Nov. 01, 2020	Jan. 31, 2021	Feb. 02, 2020	Feb. 03, 2019
Related Party Transaction [Line Items]
Purchases of product from affiliates	$ 500,000	$ 400,000	$ 1,600,000	$ 800,000	$ 1,300,000	$ 100,000	$ 3,400,000
Accounts Payable, Related Parties	0		0		0	0
Sales to affiliates	100,000	$ 100,000	5,400,000	$ 400,000	700,000	0	$ 0
Receivable from affiliates	$ 0		$ 0		$ 100,000	$ 0